INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                              FINANCIAL STATEMENTS
                                  June 30, 2004
                                   (Unaudited)



















This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account II variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.


--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Administrative Offices: Austin, TX



EP-17512V

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                        COMBINED STATEMENT OF NET ASSETS
                                  June 30, 2004
                                   (Unaudited)

                                     ASSETS


Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS

Money Market Fund
          123,218   qualified shares            (Cost   $  123,218)  $   123,218
          483,678   non-qualified shares        (Cost   $  483,678)      483,678

High Yield Trust
            9,744   qualified shares            (Cost   $  156,790)       76,490
           82,185   non-qualified shares        (Cost   $1,419,987)      645,154

Equity Income Fund
            4,896   qualified shares            (Cost   $    6,584)       78,629
           39,654   non-qualified shares        (Cost   $  443,017)      636,850

Investors Fund
           33,083   qualified shares            (Cost   $  330,481)      382,103
           55,233   non-qualified shares        (Cost   $  513,721)      637,945

Income Fund
           12,285   qualified shares            (Cost   $   83,964)       82,067
           26,370   non-qualified shares        (Cost   $  117,952)      176,152

PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market Fund
        3,998,941   non-qualified shares        (Cost   $3,998,941)    3,998,941
Putnam Variable Trust Growth and Income Fund
          112,516   non-qualified shares        (Cost   $1,913,549)    2,683,513
Putnam Variable Trust Income Fund
           83,414   non-qualified shares        (Cost   $1,155,383)    1,040,172

TOTAL ASSETS                                                         $11,044,912

   The accompanying notes are an integral part of these financial statements.

                                   NET ASSETS




Net Assets (Notes 3 and 7):
PUTNAM DIVISIONS
Money Market Fund
           35,883  qualified accumulation
                    units outstanding           ($3.433889 per unit) $   123,218
          139,424  non-qualified accumulation
                    units outstanding           ($3.469118 per unit)     483,678

High Yield Trust
           10,124  qualified accumulation
                    units outstanding           ($7.555338 per unit)      76,490
           89,463  non-qualified accumulation
                    units outstanding           ($7.211403 per unit)     645,154

Equity Income Fund
            8,516  qualified accumulation
                    units outstanding           ($9.233132 per unit)      78,629
           68,426  non-qualified accumulation
                    units outstanding           ($9.307136 per unit)     636,850

Investors Fund
           35,475  qualified accumulation
                    units outstanding          ($10.771044 per unit)     382,103
           64,399  non-qualified accumulation
                    units outstanding           ($9.906139 per unit)     637,945

Income Fund
           11,541  qualified accumulation
                    units outstanding           ($7.110921 per unit)      82,067
           25,866  non-qualified accumulation
                    units outstanding           ($6.810168 per unit)     176,152
PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market Fund
        1,397,178  non-qualified accumulation
                    units outstanding           ($2.862156 per unit)   3,998,941
Putnam Variable Trust Growth and Income Fund
          328,419  non-qualified accumulation
                    units outstanding           ($8.171004 per unit)   2,683,513
Putnam Variable Trust Income Fund
          231,666  non-qualified accumulation
                    units outstanding           ($4.489965 per unit)   1,040,172

TOTAL NET ASSETS                                                     $11,044,912

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                         INA/PUTNAM SEPARATE ACCOUNT II
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004


                                PUTNAM DIVISIONS


                                                                                Money Market    Money Market
                                                                                   Fund            Fund
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $     503       $   1,474

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                    802           2,347

        Investment income (loss) - net                                               (299)           (873)


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                               57,605         720,093
        Cost of shares sold                                                        57,605         720,093

        Net realized gain (loss) on investments                                         0               0

Change in unrealized appreciation (depreciation) in value of investments                0               0

        Net realized and unrealized gain (loss) on investments                          0               0

Net Increase (Decrease) in Net Assets from Operations                           $    (299)      $    (873)

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                         INA/PUTNAM SEPARATE ACCOUNT II
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004


                                PUTNAM DIVISIONS

                                                                                High Yield      High Yield
                                                                                  Trust            Trust
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $   2,811       $  36,528

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                    360           4,703

        Investment income (loss) - net                                              2,451          31,825


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                                  360         713,108
        Cost of shares sold                                                           359       1,197,521

        Net realized gain (loss) on investments                                         1        (484,413)

Change in unrealized appreciation (depreciation) in value of investments           (1,441)        474,837

        Net realized and unrealized gain (loss) on investments                     (1,440)         (9,576)

Net Increase (Decrease) in Net Assets from Operations                           $   1,011       $  22,249

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                         INA/PUTNAM SEPARATE ACCOUNT II
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004


                                PUTNAM DIVISIONS

                                                                                  Equity           Equity
                                                                                Income Fund     Income Fund
                                                                                 Qualified     Non-Qualified
Investment Income:
        Dividends                                                               $     512       $   4,144

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                    373           3,033

        Investment income (loss) - net                                                139           1,111


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                                3,085          46,245
        Cost of shares sold                                                         2,733          41,285

        Net realized gain (loss) on investments                                       352           4,960

Change in unrealized appreciation (depreciation) in value of investments            1,235           8,530

        Net realized and unrealized gain (loss) on investments                      1,587          13,490

Net Increase (Decrease) in Net Assets from Operations                           $   1,726       $  14,601

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                         INA/PUTNAM SEPARATE ACCOUNT II
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004


                                PUTNAM DIVISIONS

                                                                                Investors        Investors
                                                                                  Fund              Fund
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $       0       $       0

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                  1,788           3,086

        Investment income (loss) - net                                             (1,788)         (3,086)


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                                4,572         101,395
        Cost of shares sold                                                         4,096          90,878

        Net realized gain (loss) on investments                                       476          10,517

Change in unrealized appreciation (depreciation) in value of investments           11,837          12,841

        Net realized and unrealized gain (loss) on investments                     12,313          23,358

Net Increase (Decrease) in Net Assets from Operations                           $  10,525       $  20,272

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                         INA/PUTNAM SEPARATE ACCOUNT II
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004
                                PUTNAM DIVISIONS

                                                                                 Income           Income
                                                                                  Fund             Fund
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $   1,197       $   2,709

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                    389             884

        Investment income (loss) - net                                                808           1,825


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                                  414          50,918
        Cost of shares sold                                                           415          48,459

        Net realized gain (loss) on investments                                        (1)          2,459

Change in unrealized appreciation (depreciation) in value of investments             (737)         (3,461)

        Net realized and unrealized gain (loss) on investments                       (738)         (1,002)

Net Increase (Decrease) in Net Assets from Operations                           $      70       $     823

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                         INA/PUTNAM SEPARATE ACCOUNT II
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2004


                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                   Putnam             Putman             Putman
                                                                Variable Trust    Variable Trust      Variable Trust
                                                                    Money           Growth and           Income
                                                                 Market Fund        Income Fund           Fund
                                                                Non-Qualified      Non-Qualified      Non-Qualified

Investment Income:
        Dividends                                               $   13,289         $   46,855         $   44,318

Expenses:
        Mortality risk and expense fees
         guarantees (Notes 1 and 3)                                 19,172             12,487              4,959

        Investment income (loss) - net                              (5,883)            34,368             39,359

Net realized capital gain distributions:                                 0                  0                  0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                               229,756             29,758             23,565
        Cost of shares sold                                        229,756             27,260             22,648

        Net realized gain (loss) on investments                          0              2,498                917

Change in unrealized appreciation (depreciation)
 in value of investments                                               172             49,018            (37,215)

        Net realized and unrealized gain (loss)
        on investments                                                 172             51,516            (36,298)

Net Increase (Decrease) in Net Assets from Operations           $   (5,711)        $   85,884              3,061

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                                   (Unaudited)
                           Period Ended June 30, 2004


                                PUTNAM DIVISIONS


                                                                Money Market    Money Market
                                                                  Fund             Fund
                                                                Qualified       Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $     (299)     $     (873)
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                              0               0
    Change in unrealized appreciation (depreciation)
     in value of investments                                             0               0

    Net Increase (Decrease) in net assets from operations             (299)           (873)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0         706,043
    Net contract surrenders and transfers out (Note 3)             (56,806)       (706,050)
    Benefit payments to annuitants                                       0         (11,906)

    Net Increase (Decrease) from accumulation unit
     transactions                                                  (56,806)        (11,913)

Net Increase (Decrease) in Net Assets                              (57,105)        (12,786)

Total Net Assets:
    Total Net assets at December 31, 2003                          180,323         496,464

    Total Net assets at June 30, 2004                           $  123,218      $  483,678

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003
                                PUTNAM DIVISIONS


                                                                Money Market    Money Market
                                                                   Fund             Fund
                                                                 Qualified      Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $     (449)     $   (1,209)
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                              0               0
    Change in unrealized appreciation (depreciation)
     in value of investments                                             0               0

    Net Increase (Decrease) in net assets from operations             (449)         (1,209)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)             (54,138)        (28,200)
    Benefit payments to annuitants                                       0         (24,467)

    Net Increase (Decrease) from accumulation unit
     transactions                                                  (54,138)        (52,667)

Net Increase (Decrease) in Net Assets                              (54,587)        (53,876)

Total Net Assets:
    Total Net assets at December 31, 2002                          234,910         550,340

    Total Net assets at December 31, 2003                       $  180,323      $  496,464

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                                   (Unaudited)
                           Period Ended June 30, 2004

                                PUTNAM DIVISIONS

                                                                High Yield       High Yield
                                                                  Trust            Trust
                                                                Qualified       Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $    2,451      $   31,825
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                              1        (484,413)
    Change in unrealized appreciation (depreciation)
     in value of investments                                        (1,441)        474,837

    Net Increase (Decrease) in net assets from operations           (1,011)         22,249

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)                   0        (706,906)
    Benefit payments to annuitants                                       0          (1,500)

    Net Increase (Decrease) from accumulation unit
     transactions                                                        0        (708,406)

Net Increase (Decrease) in Net Assets                                1,011        (686,157)

Total Net Assets:
    Total Net assets at December 31, 2003                           75,479       1,331,311

    Total Net assets at June 30, 2004                           $   76,490      $  645,154

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003
                                PUTNAM DIVISIONS

                                                                High Yield       High Yield
                                                                  Trust            Trust
                                                                Qualified       Non-Qualified

Investment Operations:
   Investment income (loss) - net                               $    5,213      $   91,709
   Realized capital gain distributions                                   0               0
   Net realized gain (loss) on investments                              10             171
   Change in unrealized appreciation
    (depreciation) in value of investments                          10,175         179,015

   Net Increase (Decrease) in net assets from operations            15,398         270,895

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                                          0               0
   Net contract surrenders and transfers out
    (Note 3)                                                          (626)         (7,274)
   Benefit payments to annuitants                                        0          (2,787)

   Net Increase (Decrease) from accumulation
    unit transactions                                                 (626)        (10,061)

Net Increase (Decrease) in Net Assets                               14,772         260,834
Total Net Assets:

   Total Net assets at December 31, 2002                            60,707       1,070,477

   Total Net assets at December 31, 2003                        $   75,479      $1,331,311

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                                   (Unaudited)
                           Period Ended June 30, 2004


                                PUTNAM DIVISIONS

                                                                  Equity           Equity
                                                                Income Fund      Income Fund
                                                                 Qualified       Non-Qualified

Investment Operations:
   Investment income (loss) - net                               $      139      $    1,111
   Realized capital gain distributions                                   0               0
   Net realized gain (loss) on investments                             352           4,960
   Change in unrealized appreciation
    (depreciation) in value of investments                           1,235           8,530

   Net Increase (Decrease) in net assets from operations             1,726          14,601

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                 0               0
   Net contract surrenders and transfers out (Note 3)                  (25)        (43,213)
   Benefit payments to annuitants                                   (2,687)              0

   Net Increase (Decrease) from accumulation
    unit transactions                                               (2,712)        (43,213)

Net Increase (Decrease) in Net Assets                                 (986)        (28,612)

Total Net Assets:
   Total Net assets at December 31, 2003                            79,615         665,462

   Total Net assets at December 31, 2004                        $   78,629      $  636,850

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003
                                PUTNAM DIVISIONS


                                                                  Equity           Equity
                                                                Income Fund      Income Fund
                                                                 Qualified       Non-Qualified
Investment Operations:
   Investment income (loss) - net                               $      405      $    3,402
   Realized capital gain distributions                                   0               0
   Net realized gain (loss) on investments                             (35)            809
   Change in unrealized appreciation (depreciation)
    in value of investments                                         16,039         133,232

   Net Increase (Decrease) in net assets from operations            16,409         137,443

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                 0               0
   Net contract surrenders and transfers out (Note 3)                  (24)        (25,344)
   Benefit payments to annuitants                                   (4,085)              0

   Net Increase (Decrease) from accumulation unit
    transactions                                                    (4,109)        (25,344)

Net Increase (Decrease) in Net Assets                               12,300         112,099

Total Net Assets:
   Total Net assets at December 31, 2002                            67,315         553,363

   Total Net assets at December 31, 2003                        $   79,615      $  665,462

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                                   (Unaudited)
                           Period Ended June 30, 2004

                                PUTNAM DIVISIONS

                                                                Investors        Investors
                                                                  Funds            Funds
                                                                Qualified       Non-Qualified

Investment Operations:
   Investment income (loss) - net                               $   (1,788)     $   (3,086)
   Realized capital gain distributions                                   0               0
   Net realized gain (loss) on investments                             476          10,517
   Change in unrealized appreciation (depreciation)
    in value of investments                                         11,837          12,841

   Net Increase (Decrease) in net assets from operations            10,525          20,272

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                 0               0
   Net contract surrenders and transfers out (Note 3)                  (50)        (96,371)
   Benefit payments to annuitants                                   (2,734)         (1,938)

   Net Increase (Decrease) from accumulation
    unit transactions                                               (2,784)        (98,309)

Net Increase (Decrease) in Net Assets                                7,741         (78,037)

Total Net Assets:
   Total Net assets at December 31, 2003                           374,362         715,982

   Total Net assets at June 30, 2004                            $  382,103      $  637,945

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003
                                PUTNAM DIVISIONS


                                                                Investors        Investors
                                                                  Fund              Fund
                                                                Qualified       Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $   (1,577)     $   (2,997)
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                         (1,086)         (5,548)
    Change in unrealized appreciation (depreciation)
     in value of investments                                        84,250         160,721

    Net Increase (Decrease) in net assets from operations           81,587         152,176

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)             (26,963)        (44,329)
    Benefit payments to annuitants                                  (5,114)         (3,354)

    Net Increase (Decrease) from accumulation unit
     transactions                                                  (32,077)        (47,683)

Net Increase (Decrease) in Net Assets                               49,510         104,493

Total Net Assets:
    Total Net assets at December 31, 2002                          324,852         611,489

    Total Net assets at December 31, 2003                       $  374,362      $  715,982

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                                   (Unaudited)
                           Period Ended June 30, 2004

                                PUTNAM DIVISIONS

                                                                 Income            Income
                                                                  Fund              Fund
                                                                Qualified       Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $      808      $    1,825
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                             (1)          2,459
    Change in unrealized appreciation (depreciation)
     in value of investments                                          (737)         (3,461)

    Net Increase (Decrease) in net assets from operations               70             823

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)                 (24)        (49,750)
    Benefit payments to annuitants                                       0            (283)

    Net Increase (Decrease) from accumulation unit
    transactions                                                       (24)        (50,033)

Net Increase (Decrease) in Net Assets                                   46         (49,210)

Total Net Assets:
    Total Net assets at December 31, 2003                           82,021         225,362

    Total Net assets at June 30, 2004                           $   82,067      $  176,152

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003
                                PUTNAM DIVISIONS


                                                                   Income          Income
                                                                    Fund            Fund
                                                                  Qualified     Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $    2,351      $    5,890
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                          2,503               7
    Change in unrealized appreciation (depreciation)
     in value of investments                                        (1,316)          1,987

    Net Increase (Decrease) in net assets from operations            3,538           7,884

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)             (17,691)            (55)
    Benefit payments to annuitants                                       0            (575)

    Net Increase (Decrease) from accumulation unit
     transactions                                                  (17,691)           (630)

Net Increase (Decrease) in Net Assets                              (14,153)          7,254

Total Net Assets:
    Total Net assets at December 31, 2002                           96,174         218,108

    Total Net assets at December 31, 2003                       $   82,021      $  225,362


   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                                   (Unaudited)
                           Period Ended June 30, 2004


                         PUTNAM VARIABLE TRUST DIVISIONS

                                                                   Putnam            Putnam                Putnam
                                                                Variable Trust    Variable Trust        Variable Trust
                                                                 Money Market       Growth and             Income
                                                                    Fund            Income Fund             Fund
                                                                Non-Qualified      Non-Qualified        Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $   (5,883)          $   34,368          $   39,359
    Realized capital gain distributions                                  0                    0                   0
    Net realized gain (loss) on investments                              0                2,498                 917
    Change in unrealized appreciation (depreciation)
     in value of investments                                           172               49,018             (37,215)

    Net Increase (Decrease) in net assets from operations           (5,711)              85,884               3,061

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               10,208                   0
    Net contract surrenders and transfers out (Note 3)            (180,930)             (11,784)             (8,454)
    Benefit payments to annuitants                                 (18,487)              (5,974)            (10,152)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (199,417)              (7,550)            (18,606)

Net Increase (Decrease) in Net Assets                             (205,128)              78,334             (15,545)

Total Net Assets:
    Total Net assets at December 31, 2003                        4,204,069            2,605,179           1,055,717

    Total Net assets at June 30, 2004                           $3,998,941           $2,683,513          $1,040,172

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003
                        PUTNAM VARIABLE TRUST DIVISIONS

                                                                   Putnam              Putnam               Putnam
                                                                Variable Trust      Variable Trust      Variable Trust
                                                                 Money Market        Growth and            Income
                                                                   Fund              Income Fund            Fund
                                                                Non-Qualified       Non-Qualified       Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $   (8,109)          $   28,730          $   47,179
    Realized capital gain distributions                                  0                    0                   0
    Net realized gain (loss) on investments                              0               21,743              12,490
    Change in unrealized appreciation (depreciation)
     in value of investments                                             0              507,862             (21,889)

    Net Increase (Decrease) in net assets from operations           (8,109)             558,335              37,780

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0              200,175              22,860
    Net contract surrenders and transfers out (Note 3)            (377,014)            (355,834)           (254,143)
    Benefit payments to annuitants                                 (44,457)              (9,993)            (20,651)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (421,471)            (165,652)           (251,934)

Net Increase (Decrease) in Net Assets                             (429,580)             392,683            (214,154)

Total Net Assets:
    Total Net assets at December 31, 2002                        4,633,649            2,212,496           1,269,871

    Total Net assets at December 31, 2003                       $4,204,069           $2,605,179          $1,055,717

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)
                                  June 30, 2004

Note 1. Organization

Investors Life Insurance Company of North America - Separate Account II (formerly INA/PUTNAM Separate Account) (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Putnam High Yield Trust, Putnam Equity Income Fund, Putnam Money Market Fund and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at June 30, 2004; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the last-in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers between Separate Account divisions for the six months ended June 30, 2004 was $716,251. Payments for the six months ended June 30, 2004 were $1,860,363 with respect to contract surrender benefits and $55,661 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange
Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

For the Period Ended June 30, 2004

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the six month ended June 30, 2004 and units outstanding at June 30, 2004 were as follows:


                                PUTNAM DIVISIONS

                                           Money Market           Money Market
                                               Fund                  Fund
                                             Qualified            Non-Qualified

Units outstanding at December 31, 2003          52,419                142,853

Units purchased and transfers in                     0                203,330

Benefits, surrenders and transfers out         (16,536)              (206,759)

Units outstanding at June 30, 2004              35,883                139,424




                                              High Yield            High Yield
                                                 Trust                Trust
                                               Qualified          Non-Qualified

Units outstanding at December 31, 2003          10,124                187,079

Units purchased and transfers in                     0                      0

Benefits, surrenders and transfers out               0                (97,616)

Units outstanding at June 30, 2004              10,124                 89,463

                                                Equity               Equity
                                              Income Fund          Income Fund
                                               Qualified          Non-Qualified

Units outstanding at December 31, 2003           8,814                 73,092

Units purchased and transfers in                     0                      0

Benefits, surrenders and transfers out            (298)                (4,666)

Units outstanding at June 30, 2004               8,516                 68,426




                                              Investors             Investors
                                                Fund                  Fund
                                              Qualified           Non-Qualified

Units outstanding at December 31, 2003          35,737                 74,187

Units purchased and transfers in                     0                      0

Benefits, surrenders and transfers out            (262)                (9,788)

Units outstanding at June 30, 2004              35,475                 64,399

                                               Income                 Income
                                                Fund                   Fund
                                              Qualified            Non-Qualified

Units outstanding at December 31, 2003          11,544                 33,119

Units purchased and transfers in                     0                      0

Benefits, surrenders and transfers out              (3)                (7,253)

Units outstanding at June 30, 2004              11,541                 25,866





                        PUTNAM VARIABLE TRUST DIVISIONS


                                                   Putnam             Putnam                Putnam
                                               Variable Trust     Variable Trust        Variable Trust
                                                Money Market        Growth and              Income
                                                   Fund            Income Fund              Fund
                                               Non-Qualified       Non-Qualified        Non-Qualified

Units outstanding at December 31, 2003           1,466,782            329,370              235,807

Units purchased and transfers in                         0              1,237                    0

Benefits, surrenders and transfers out             (69,604)            (2,188)              (4,141)

Units outstanding at June 30, 2004               1,397,178            328,419              231,666

The accumulation units for ten of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2004, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                       Accumulation    Aggregate      Monthly       Annuity
                                           Units         Value        Annuity        Unit
                                                                       Units         Value
Money Market Fund - Non-Qualified          81,889       $284,083       2,007       $1.0478998

High Yield Trust - Qualified                4,817       $ 36,394         255       $3.3244693

High Yield Trust - Non-Qualified            4,850       $ 34,975         136       $3.2784300

Equity Income Fund - Qualified              5,112       $ 47,200         172       $3.0073605

Investors Fund - Qualified                  6,244       $ 67,254         312       $3.5187478

Investors Fund - Non-Qualified              4,401       $ 43,597         289       $2.0158850

Income Fund - Non-Qualified                   940       $  6,402          23       $3.2424292

Putnam Variable Trust Money Market,
 Fund - Non-Qualified                     150,711       $431,358       3,911       $1.2109551

Putnam Variable Trust Growth and Income,
 Fund - Non-Qualified                      17,755       $145,076         532       $2.7175153

Putnam Variable Trust Income
 Fund - Non-Qualified                      46,528       $208,909       1,203       $1.8579998

Note 8. Expense Ratios and Net Investment Income Ratios

Period Ended June 30, 2004

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds or changed through the redemption of units, for ethe six months ended June 30, 2004 and for each of the preceding four years in the period ended December 31, were as follows:

PUTNAM DIVISIONS
Money Market Fund
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      35,883    $ 3.433889      $  123       0.95%       0.60%    -0.35%

12/31/03      52,419    $ 3.440022      $  180       0.95%       0.73%    -0.22%

12/31/02      68,131    $ 3.447922      $  235       0.95%       1.43%     0.48%

12/31/01      93,283    $ 3.433572      $  320       0.95%       3.94%     2.99%

12/31/00     108,566    $ 3.333788      $  362       0.95%       5.93%     4.98%






Money Market Fund
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04     139,424    $ 3.469118      $  484       0.95%       0.60%    -0.35%

12/31/03     142,853    $ 3.475347      $  496       0.95%       0.72%    -0.23%

12/31/02     157,993    $ 3.483322      $  550       0.95%       1.43%     0.48%

12/31/01     193,376    $ 3.468552      $  671       0.95%       3.95%     3.00%

12/31/00     224,612    $ 3.367763      $  756       0.95%       5.91%     4.96%

High Yield Trust
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      10,124    $ 7.555338      $   76       0.95%       7.41%     2.67%

12/31/03      10,124    $ 7.455427      $   75       0.95%       8.61%    22.62%

12/31/02      10,211    $ 5.945219      $   61       0.95%      10.90%    -1.02%

12/31/01      10,315    $ 6.005089      $   62       0.95%      12.05%     2.12%

12/31/00      13,067    $ 5.861732      $   77       0.95%      11.40%    -9.58%






High Yeild Trust
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      89,463    $ 7.211403      $  645       0.95%       7.38%     4.49%

12/31/03     187,079    $ 7.116303      $1,331       0.95%       8.61%    22.61%

12/31/02     188,628    $ 5.675071      $1,070       0.95%      10.94%    -0.96%

12/31/01     213,900    $ 5.732129      $1,226       0.95%      12.00%     2.88%

12/31/00     237,165    $ 5.595078      $1,327       0.95%      11.43%    -9.71%

Equity Income Fund
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04       8,516    $ 9.233132      $   79       0.95%       1.30%     4.40%

12/31/03       8,814    $ 9.032809      $   80       0.95%       1.53%    23.45%

12/31/02       9,405    $ 7.157318      $   67       0.95%       1.51%   -14.72%

12/31/01      10,097    $ 8.334073      $   84       0.95%       1.61%    -3.64%

12/31/00      12,203    $ 8.555469      $  104       0.95%       1.85%    11.86%






Equiuty Income Fund
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      68,426    $ 9.307136      $  637       0.95%       1.30%     4.57%

12/31/03      73,092    $ 9.104447      $  665       0.95%       1.53%    23.58%

12/31/02      76,232    $ 7.258937      $  553       0.95%       1.52%   -15.57%

12/31/01      83,114    $ 8.410788      $  699       0.95%       1.67%    -2.56%

12/31/00      83,117    $ 8.626338      $  717       0.95%       1.87%    11.39%

Investors Fund
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      35,475    $10.771044      $  382       0.95%       0.00%     5.59%

12/31/03      35,737    $10.475482      $  374       0.95%       0.48%    24.37%

12/31/02      39,204    $ 8.286199      $  325       0.95%       0.00%   -29.48%

12/31/01      44,172    $10.977440      $  485       0.95%       0.00%   -32.00%

12/31/00      51,786    $14.739979      $  763       0.95%       0.00%   -20.25%






Investors Fund
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      64,399    $ 9.906139      $  638       0.95%       0.00%     6.24%

12/31/03      74,187    $ 9.651044      $  716       0.95%       0.48%    23.85%

12/31/02      80,099    $ 7.634159      $  611       0.95%       0.00%   -29.14%

12/31/01      80,496    $10.114455      $  814       0.95%       0.00%   -31.42%

12/31/00      80,991    $13.580409      $1,100       0.95%       0.00%   -18.82%

Income Fund
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      11,541    $ 7.110921      $   82       0.95%       2.92%     0.17%

12/31/03      11,544    $ 7.105065      $   82       0.95%       3.63%     4.04%

12/31/02      14,026    $ 6.856818      $   96       0.95%       5.27%     7.00%

12/31/01      18,561    $ 6.384652      $  119       0.95%       5.75%     6.48%

12/31/00      19,430    $ 5.978888      $  116       0.95%       7.25%     5.92%






Income Fund
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      25,866    $ 6.810168      $  176       0.95%       2.91%     0.88%

12/31/03      33,119    $ 6.804601      $  225       0.95%       3.62%     3.57%

12/31/02      33,213    $ 6.566932      $  218       0.95%       5.19%     7.24%

12/31/01      31,697    $ 6.114720      $  194       0.95%       5.75%     6.60%

12/31/00      33,415    $ 5.727395      $  191       0.95%       7.07%     6.45%

PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust
Money Market Fund
Non-Qualified
                               Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04   1,397,178    $ 2.862156      $3,999       0.95%       0.66%    -0.28%

12/31/03   1,466,782    $ 2.866185      $4,204       0.95%       0.76%    -0.19%

12/31/02   1,613,586    $ 2.871647      $4,634       0.95%       1.46%     0.51%

12/31/01   1,889,944    $ 2.857578      $5,401       0.95%       3.85%     2.90%

12/31/00   1,963,132    $ 2.773884      $5,446       0.95%       5.89%     4.94%






Putname Variable Trust
Growth and Income Fund
Non-Qualified
                               Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04     328,419    $ 8.171004      $2,684       0.95%       3.56%     6.53%

12/31/03     329,370    $ 7.909582      $2,605       0.95%       2.17%    23.78%

12/31/02     353,726    $ 6.254830      $2,212       0.95%       1.88%   -23.79%

12/31/01     460,258    $ 7.770832      $3,577       0.95%       1.68%    -7.37%

12/31/00     492,844    $ 8.354851      $4,118       0.95%       3.48%     6.67%

Putnam Variable Trust Income Fund
Non-Qualified
                               Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04     231,666    $ 4.489965      $1,040       0.95%       8.49%     0.59%

12/31/03     235,807    $ 4.477038      $1,056       0.95%       5.14%     3.35%

12/31/02     292,997    $ 4.334076      $1,270       0.95%       5.62%     6.91%

12/31/01     358,375    $ 4.041159      $1,448       0.95%       6.79%     6.21%

12/31/00     408,002    $ 3.795738      $1,549       0.95%       7.20%     6.62%